Consolidated Statements of Stockholders Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A-2 Preferred Stock [Member]	Preferred Stock [Member] Series A-1 Preferred Stock [Member]	Common Stock [Member] Common Class A [Member] Data Knights Acquisition Corp [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member] Data Knights Acquisition Corp [Member]	Commitment [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance at Dec. 31, 2021	$ 385	$ 320	$ 59	$ 434	$ 288	$ 28,750,110	$ 19,607,173	$ (33,920,734)	$ 14,438,035
Beginning balance, shares at Dec. 31, 2021	3,853,797	3,204,000	585,275	4,342,666	2,875,000
Issuance of common shares in exchange for services				$ 20			199,980		200,000
Issuance of common shares in exchange for services, share				200,000
Issuance Public Shares				$ 1			7,499		7,500
Issuance public shares, share				7,500
Issuance of Data Knights Acquisition Corp. Class B Common Stock					$ 137		2,825,823		2,825,960
Issuance of common class B stock, shares					1,378,517
Common stock redemption								(3,359,591)	(3,359,591)
Stock-based compensation expense							1,392,086		1,392,086
Net loss								(6,229,639)	(6,229,639)
Ending Balance at Dec. 31, 2022	$ 385	$ 320	$ 59	$ 455	$ 425	28,750,110	24,032,561	(43,509,964)	9,274,351
Ending balance, shares at Dec. 31, 2022	3,853,797	3,204,000	585,275	4,550,166	4,253,517
Issuance Public Shares				$ 11			111,946		111,957
Issuance public shares, share				111,957
Common stock redemption						(28,750,110)			(28,750,110)
Stock-based compensation expense							1,892,741		1,892,741
Net loss								(23,205,456)	(23,205,456)
Preferred Stock to Common Stock	$ (385)	$ (320)		$ 706			7,057,091		7,057,092
Preferred stock to common stock, shares	(3,853,797)	(3,204,000)		7,057,797
Convertible Notes to Common Stock				$ 618			6,176,611		6,177,229
Convertible notes to common stock, shares				6,177,229
Stock Options to Common Stock				$ 61			612,609		612,670
Stock issued during period shares options to common stock				612,670
Converting of Warrants to Common Stock				$ 386			3,859,078		3,859,464
Converting of warrants to common stock, shares				3,859,464
Private OneMedNet to ONMD Public Shares				$ (226)			(2,257,100)		(2,257,326)
Stock issued during period shares other				(2,257,326)
Issuance of PIPE Warrants							101,071		101,071
Converting Data Knights Common Shares (A and B) to ONMD Public Shares			$ (59)	$ 346	$ (425)		634,106		633,968
Converting Data Knights Common Shares (A and B) to ONMD Public Shares, shares			(585,275)	3,460,275	(4,253,517)
Retained earnings adjustment								11,632,743	11,632,743
Ending Balance at Dec. 31, 2023	$ 0	$ 0	$ 0	$ 2,357	$ 0	$ 0	$ 42,220,714	$ (55,082,677)	$ (12,859,606)
Ending balance, shares at Dec. 31, 2023	0	0	0	23,572,232	0